RELATED PARTY DISCLOSURES	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
RELATED PARTY DISCLOSURES

Prophecy had related party transactions with the following companies, related by way of directors and key management personnel:

●	Linx Partners Ltd., a private company controlled by John Lee, Director, CEO and Executive Chairman of Prophecy, provides management and consulting services to the Company.

●	MaKevCo Consulting Inc., a private company 50% owned by Greg Hall, Director of Prophecy, provides consulting services to the Company.

●	Sophir Asia Ltd., a private company controlled by Masa Igata, Director of Prophecy, provides consulting services to the Company.

A summary of related party transactions by related party is as follows:

	Year Ended December 31,
Related parties	2018	2017	2016
Directors and officers	$1,265,152	$307,425	$280,160
Linx Partners Ltd.	401,044	363,781	210,000
MaKevCo Consulting Inc.	21,200	23,600	22,480
Sophir Asia Ltd.	19,100	19,700	20,380
	$1,706,496	$714,506	$533,020

A summary of the transactions by nature among the related parties is as follows:

	Year Ended December 31,
Related parties	2018	2017	2016
Consulting and management fees	$268,456	$247,525	$153,000
Directors' fees	70,378	60,600	63,240
Mineral properties	631,610	201,875	117,000
Salaries	736,052	204,506	199,780
	$1,706,496	$714,506	$533,020

As at December 31, 2018, amounts due to related parties were $4,634 (December 31, 2017 - $160,503), (December 31, 2016 – $366,269).

Transactions between the Company and its subsidiaries are eliminated on consolidation; therefore, they are not disclosed as related party transactions.

During the years ended December 31, 2012 and 2013, the Company shared administrative assistance, office space, and management with Nickel Creek Platinum Corp. (“Nickel”) pursuant to a Service Agreement dated January 1, 2012, consisting of fixed monthly fees of $40,000. During the year ended December 31, 2018, the Company received $50,000 as a debt settlement in satisfaction of an amount owing from Nickel for services rendered to Nickel and expenses incurred on behalf of Nickel, which was reflected on the consolidated statement of operations.